Regulatory capital requirements - Corporation's risk-based capital and leverage ratios (Details) $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Capital Adequacy Minimum Requirement Plus Capital Conservation Buffer/Basel III
Regulatory Capital Requirements under Banking Regulations
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	0.04
Corporate
Regulatory Capital Requirements under Banking Regulations
Capital	$ 6,084,105	$ 5,773,919
Capital to Risk Weighted Assets	0.1935	0.1881
Common Equity Tier One Capital	$ 5,476,031	$ 4,992,096
Common Equity Tier One Capital Ratio	0.1742	0.1626
Tier One Risk Based Capital	$ 5,498,174	$ 5,014,239
Tier One Risk Based Capital to Risk Weighted Assets	0.1749	0.1633
Tier One Leverage Capital	$ 5,498,174	$ 5,014,239
Tier One Leverage Capital to Average Assets	0.0741	0.0780
Corporate | Capital Adequacy Minimum Requirement Plus Capital Conservation Buffer/Basel III
Regulatory Capital Requirements under Banking Regulations
Capital Required for Capital Adequacy	$ 3,301,329	$ 3,223,720
Capital Required for Capital Adequacy to Risk Weighted Assets	0.10500	0.10500
Common Equity Tier One Capital Required For Capital Adequacy	$ 2,200,886	$ 2,149,146
Common Equity Tier 1 Based Capital Minimum Requirement Ratio	0.07000	0.07000
Tier One Risk Based Capital Required for Capital Adequacy	$ 2,672,504	$ 2,609,678
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	0.08500	0.08500
Tier One Leverage Capital Required for Capital Adequacy	$ 2,969,535	$ 2,572,201
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	0.04	0.04
BPPR
Regulatory Capital Requirements under Banking Regulations
Capital	$ 4,281,930	$ 4,226,887
Capital to Risk Weighted Assets	0.1892	0.1858
Common Equity Tier One Capital	$ 3,998,102	$ 3,940,385
Common Equity Tier One Capital Ratio	0.1767	0.1732
Tier One Risk Based Capital	$ 3,998,102	$ 3,940,385
Tier One Risk Based Capital to Risk Weighted Assets	0.1767	0.1732
Tier One Leverage Capital	$ 3,998,102	$ 3,940,385
Tier One Leverage Capital to Average Assets	0.0624	0.0726
BPPR | Capital Adequacy Minimum Requirement Plus Capital Conservation Buffer/Basel III
Regulatory Capital Requirements under Banking Regulations
Capital Required for Capital Adequacy	$ 2,376,184	$ 2,388,394
Capital Required for Capital Adequacy to Risk Weighted Assets	0.10500	0.10500
Common Equity Tier One Capital Required For Capital Adequacy	$ 1,584,123	$ 1,592,262
Common Equity Tier 1 Based Capital Minimum Requirement Ratio	0.07000	0.07000
Tier One Risk Based Capital Required for Capital Adequacy	$ 1,923,577	$ 1,933,461
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	0.08500	0.08500
Tier One Leverage Capital Required for Capital Adequacy	$ 2,561,003	$ 2,169,835
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	0.04	0.04
PB
Regulatory Capital Requirements under Banking Regulations
Capital	$ 1,361,911	$ 1,283,332
Capital to Risk Weighted Assets	0.1678	0.1734
Common Equity Tier One Capital	$ 1,309,398	$ 1,190,758
Common Equity Tier One Capital Ratio	0.1614	0.1609
Tier One Risk Based Capital	$ 1,309,398	$ 1,190,758
Tier One Risk Based Capital to Risk Weighted Assets	0.1614	0.1609
Tier One Leverage Capital	$ 1,309,398	$ 1,190,758
Tier One Leverage Capital to Average Assets	0.1344	0.1235
PB | Capital Adequacy Minimum Requirement Plus Capital Conservation Buffer/Basel III
Regulatory Capital Requirements under Banking Regulations
Capital Required for Capital Adequacy	$ 852,032	$ 776,975
Capital Required for Capital Adequacy to Risk Weighted Assets	0.10500	0.10500
Common Equity Tier One Capital Required For Capital Adequacy	$ 568,021	$ 517,983
Common Equity Tier 1 Based Capital Minimum Requirement Ratio	0.07000	0.07000
Tier One Risk Based Capital Required for Capital Adequacy	$ 689,740	$ 628,980
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	0.08500	0.08500
Tier One Leverage Capital Required for Capital Adequacy	$ 389,736	$ 385,685
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	0.04	0.04